Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSRS for the reporting period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 9, 2024 (Accession Number 0001999371-24-011694). The sole purpose of this amendment is to correct Item 1. the Tailored Shareholder Report and Item 10. Remuneration Paid to Directors, Officers, and Others. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024